(Loss)/earnings per ordinary share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
(Loss)/earnings per ordinary share
10. (Loss)/earnings per ordinary share
Basic (loss)/earnings per ordinary share is calculated by dividing the profit or loss for the year available for IHG equity holders by the weighted average number of ordinary shares, excluding investment in own shares, in issue during the year.
Diluted (loss)/earnings per ordinary share is calculated by adjusting basic (loss)/earnings per ordinary share to reflect the notional exercise of the weighted average number of dilutive ordinary share awards outstanding during the year.
Adjusted earnings per ordinary share is disclosed in order to show performance undistorted by exceptional items and changes in the fair value of contingent purchase consideration, to give a more meaningful comparison of the Group’s performance.
Additionally, earnings attributable to the System Fund are excluded from the calculation of adjusted earnings per ordinary share, as IHG has an agreement with the IHG Owners Association to spend Fund income for the benefit of hotels in the IHG System such that the Group does not make a gain or loss from operating the Fund over the longer term.
IHG also records an interest charge on the outstanding cash balance relating to the IHG Rewards programme. These interest payments are recognised as interest income for the Fund and interest expense for IHG. The Fund also benefits from the capitalisation of interest related to the development of the next-generation Guest Reservation System. As the Fund is included in the Group income statement, these amounts are included in reported Group net financial expenses. Given that all results related to the Fund are excluded from the calculation of adjusted earnings per ordinary share, these interest amounts are deducted from profit or loss available for equity holders.

Continuing and total operations	2020	2019	2018
Basic (loss)/earnings per ordinary share

(Loss)/profit available for equity holders ($m)	(260)	385	349

Basic weighted average number of ordinary shares (millions)	182	183	190

Basic (loss)/earnings per ordinary share (cents)	(142.9)	210.4	183.7

Diluted (loss)/earnings per ordinary share

(Loss)/profit available for equity holders ($m)	(260)	385	349

Diluted weighted average number of ordinary shares (millions)	182	184	192

Diluted (loss)/earnings per ordinary share (cents)	(142.9)	209.2	181.8

Adjusted earnings per ordinary share

(Loss)/profit available for equity holders ($m)	(260)	385	349

Adjusting items:

System Fund revenues and expenses ($m)	102	49	146

Interest attributable to the System Fund ($m)	(4)	(18)	(19)

Operating exceptional items ($m) (note 6)	270	186	104

Exceptional financial expenses ($m) (note 6)	14	—	—

Change in fair value of contingent purchase consideration ($m) (note 25)	(13)	(27)	4

Tax on exceptional items ($m) (note 6)	(52)	(20)	(22)

Exceptional tax ($m) (note 6)	—	—	(5)

Adjusted earnings ($m)	57	555	557

Basic weighted average number of ordinary shares (millions)	182	183	190

Adjusted earnings per ordinary share (cents)	31.3	303.3	293.2

Adjusted diluted earnings per ordinary share

Adjusted earnings ($m)	57	555	557

Diluted weighted average number of ordinary shares (millions)	182	184	192

Adjusted diluted earnings per ordinary share (cents)	31.3	301.6	290.1

	2020 millions	2019 millions	2018 millions
Diluted weighted average number of ordinary shares is calculated as:

Basic weighted average number of ordinary shares	182	183	190

Dilutive potential ordinary shares	—	1	2

	182	184	192

The effect of the notional exercise of outstanding ordinary share awards is anti-dilutive in 2020, and therefore has not been included in the diluted earnings per share calculation.
  Information concerning
Non-GAAP
measures can be found in the Strategic Report on pages 47 to 51.